Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of Cash and cash equivalents

	As of December 31,
in 000€	2022	2021	2020
Cash at bank	26,028	192,895	108,399
Cash equivalents	114,839	3,133	3,139
Total	140,867	196,028	111,538